FAIR VALUES - Fair value of financial instruments (Details) - Fair value [member] - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	$ 111,401,234	$ 79,640,330
Financial liabilities	25,064,048	14,083,803
Debt Securities At Fair Value Through Profit Or Loss [Member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	19,757,685	14,900,812
Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	221,858	217,271
Other financial assets
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	12,378,608	5,143,926
Other Debt Securities
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	70,693,658	52,127,363
Financial assets in guarantee [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	8,085,145	7,075,371
Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	264,280	175,587
Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	2,053,216	3,021,859
Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities		3,011
Other financial liabilities
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	23,010,832	11,058,933
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	53,693,887	36,697,507
Financial liabilities	25,064,048	14,083,803
Level 1 of fair value hierarchy [member] | Debt Securities At Fair Value Through Profit Or Loss [Member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	19,446,167	14,539,804
Level 1 of fair value hierarchy [member] | Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	221,858	217,271
Level 1 of fair value hierarchy [member] | Other financial assets
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	12,378,608	5,143,926
Level 1 of fair value hierarchy [member] | Other Debt Securities
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	13,405,096	9,589,618
Level 1 of fair value hierarchy [member] | Financial assets in guarantee [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	8,085,145	7,075,371
Level 1 of fair value hierarchy [member] | Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	157,013	131,517
Level 1 of fair value hierarchy [member] | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	2,053,216	3,021,859
Level 1 of fair value hierarchy [member] | Derivatives
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities		3,011
Level 1 of fair value hierarchy [member] | Other financial liabilities
Disclosure of fair value measurement of assets and liability [line items]
Financial liabilities	23,010,832	11,058,933
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	57,600,080	42,898,753
Level 2 of fair value hierarchy [member] | Debt Securities At Fair Value Through Profit Or Loss [Member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	311,518	361,008
Level 2 of fair value hierarchy [member] | Other Debt Securities
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	57,288,562	42,537,745
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	107,267	44,070
Level 3 of fair value hierarchy [member] | Investments in Equity Instruments
Disclosure of fair value measurement of assets and liability [line items]
Financial assets	$ 107,267	$ 44,070